Liquidity - Non-Derivative Financial Debt Investments (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Liquidity
Time deposits - current	€ 44	€ 137
Time deposits - non-current	0	0
Time deposits	44	137
Debt securities - current	27	77
Debt securities - non-current	0	0
Debt securities	27	77
Financial instruments related to employee benefit plans - current	0	0
Financial instruments related to employee benefit plans - non-current	183	165
Financial instruments related to employee benefit plans	183	165
Loans and other financial receivables - current	100	57
Loans and other financial receivables - non-current	117	91
Loans and other financial receivables	217	147
Expected credit loss allowance - current	(3)	(3)
Expected credit loss allowance - non-current	0	0
Expected credit loss allowance	(3)	(3)
Non-derivative financial debt investments - current	167	268
Non-derivative financial debt investments - non-current	300	256
Non-derivative financial debt investments	467	524
Other financial assets, current	297	448
Other financial assets, non-current	2,336	1,536
Other financial assets	€ 2,633	€ 1,984
Non-derivative financial debt investments as % of other financial assets - current	56.00%	60.00%
Non-derivative financial debt investments as % of other financial assets - non-current	13.00%	17.00%
Non-derivative financial debt investments as % of other financial assets	18.00%	26.00%